Goldman Sachs International Equity Income Fund
Goldman Sachs International Equity Income Fund—Summary
Investment Objective
The Goldman Sachs International Equity Income Fund (formerly Goldman Sachs Strategic International Equity Fund) (the “Fund”) seeks long-term capital appreciation and growth of income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 30 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 33 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 62 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-120 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs International Equity Income Fund		Class A	Class C	Institutional	Investor	Class R	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs International Equity Income Fund		Class A	Class C	Institutional	Investor	Class R	Class R6	Class T
Management Fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	0.50%	none	0.25%
Other Expenses	[2]	0.78%	1.03%	0.64%	0.78%	0.78%	0.63%	0.78%
Service Fees		none	0.25%	none	none	none	none	none
All Other Expenses		0.78%	0.78%	0.64%	0.78%	0.78%	0.63%	0.78%
Total Annual Fund Operating Expenses		1.83%	2.58%	1.44%	1.58%	2.08%	1.43%	1.83%
Expense Limitation	[3]	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses	[4]	1.24%	1.99%	0.85%	0.99%	1.49%	0.84%	1.24%
[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The "Other Expenses" for Class R6 Shares have been restated and the "Other Expenses" for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs International Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	669	1,040	1,434	2,534
Class C Shares	302	746	1,318	2,871
Institutional Shares	87	397	731	1,673
Investor Shares	101	441	805	1,828
Class R Shares	152	595	1,064	2,364
Class R6 Shares	86	394	725	1,662
Class T Shares	373	755	1,162	2,297

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs International Equity Income Fund | Class C Shares | USD ($)	202	746	1,318	2,871

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2017 was 32% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of dividend-paying non-U.S. issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. In addition, the Fund may also invest in the securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged).
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Foreign Custody Risk.  The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Issuer Concentration Risk.  The Fund intends to invest in up to approximately 50 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. Through February 27, 2018, the Fund had been known as the Goldman Sachs Strategic International Equity Fund, and its investment objective and certain of its strategies differed. Performance information set forth below reflects the Fund’s former investment objective and strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q2 ‘09 +20.71% Worst Quarter Q3 ‘08 –22.26%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017

Average Annual Total Returns - Goldman Sachs International Equity Income Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		19.09%	5.70%	0.14%	0.61%	Jun. 25, 2007
Class A Shares | Returns After Taxes on Distributions		18.88%	5.46%	(0.09%)	(0.17%)	Jun. 25, 2007
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Class		11.31%	4.59%	0.23%	0.82%	Jun. 25, 2007
Class A Shares | MSCI EAFE (net)		25.03%	7.89%	1.94%	1.95%	Jun. 25, 2007
Class C Shares		24.06%	6.09%	(0.05%)	0.40%	Jun. 25, 2007
Class C Shares | MSCI EAFE (net)		25.03%	7.89%	1.94%	1.95%	Jun. 25, 2007
Institutional Shares		26.53%	7.33%	1.09%	1.55%	Jun. 25, 2007
Institutional Shares | MSCI EAFE (net)		25.03%	7.89%	1.94%	1.95%	Jun. 25, 2007
Investor Shares		26.42%	7.19%	1.00%	0.77%	Nov. 30, 2007
Investor Shares | MSCI EAFE (net)		25.03%	7.89%	1.94%	1.69%	Nov. 30, 2007
Class R Shares		25.76%	6.63%	0.44%	0.22%	Nov. 30, 2007
Class R Shares | MSCI EAFE (net)		25.03%	7.89%	1.94%	1.69%	Nov. 30, 2007
Class R6 Shares	[1]	26.49%	7.32%	1.09%	1.54%	Feb. 26, 2016
Class R6 Shares | MSCI EAFE (net)	[1]	25.03%	7.89%	1.94%	1.95%	Feb. 26, 2016
Class T Shares	[2]	19.09%	5.70%	0.14%	0.61%
Class T Shares | MSCI EAFE (net)	[2]	25.03%	7.89%	1.94%	1.95%
[1]	Class R6 Shares commenced operations on February 26, 2016. Prior to that date, performance of the Class R6 Shares shown in the table above is that of the Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[2]	As of the date of the Prospectus, Class T Shares have not commenced operation. Performance of Class T Shares shown in the table above is that of Class A Shares. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.